CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) $ in Thousands	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 ₪ / shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2014 ₪ / shares
Statement of Financial Position [Abstract]
Allowance for doubtful accounts | $	$ 118		$ 154
Ordinary Shares, par value per share | ₪ / shares		₪ 0.65		₪ 0.65
Ordinary Shares, shares authorized	6,000,000		6,000,000
Ordinary Shares, shares issued	5,183,525		5,183,525
Ordinary Shares, shares outstanding	5,133,631		5,127,631
Treasury shares, shares	49,895		55,895